Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss):
Recognize the decrease in net gain (loss)	$ 15		$ (285)
Amortization of net loss
Total recognized in other comprehensive loss (income)	$ 15		$ (285)